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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

     REGISTRATION STATEMENT (NO. 2-56846) UNDER THE SECURITIES ACT OF 1933


                        POST-EFFECTIVE AMENDMENT NO. 77

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                         PRE-EFFECTIVE AMENDMENT NO. 78


                              VANGUARD INDEX TRUST
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482



It is proposed that this filing become effective on October 25, 2001, pursuant to Rule (b)(i)(v) of Rule 485. This post-effective amendment is being made to extend the date of effectiveness for previously filed post-effective amendments (Post-Effective Amendment No. 75 and 76).







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September 25, 2001




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD INDEX FUNDS (THE TRUST)
     FILE NO.  2-56846
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Commissioners:


Pursuant to Rule 485(b)(i)(v) under the Securities Act of 1933, as amended, we are submitting this filing for the sole purpose of extending the pending effective date of the 75th and 76th Post-Effective Amendments to the Trust's Registration Statement. Post-Effective Amendment No. 75 originally requested an effective date of August 28, 2001. Post-Effective Amendment No. 76 requested an extension date of September 26, 2001. It is proposed that this filing become effective on October 25, 2001, pursuant to Rule (b)(i)(v) of rule 485. The contents of the Post-Effective Amendment No. 75, which we filed under Rule 485(a) on June 29, 2001, are hereby incorporated by reference into this letter.

Please contact me at (610) 503-2398 if you have any questions concerning this amendment or the requested effective date. Thank you.

Sincerely,





Barry A. Mendelson
Principal and Associate Counsel


cc: Christian Sandoe, Esq., U.S. Securities and Exchange Commission

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 25th day of September, 2001.


                                          VANGUARD INDEX FUNDS

                                   BY:_____________(signature)________________

                                    (HEIDI STAM) JOHN J. BRENNAN* CHAIRMAN AND
                                              CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                     TITLE                              DATE
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By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      September 25, 2001
   ---------------------------Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*


By:/S/ JOANN HEFFERNAN HEISEN Trustee                         September 25, 2001
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ BRUCE K. MACLAURY      Trustee                         September 25, 2001
   ---------------------------
       (Heidi Stam)
      Bruce K. MacLaury*


By:/S/ BURTON G. MALKIEL      Trustee                         September 25, 2001
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*


By:/S/ ALFRED M. RANKIN, JR.  Trustee                         September 25, 2001
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*


By:/S/ JAMES O. WELCH, JR.    Trustee                         September 25, 2001
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*


By:/S/ J. LAWRENCE WILSON     Trustee                         September 25, 2001
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         September 25, 2001
   ---------------------------
       (Heidi Stam)           Financial Officer and Principal
      Thomas J. Higgins*      Accounting Officer

*By Power of Attorney. See File Number 33-32548, filed on July 24, 2001. Incorporated by Reference.